Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2015
Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis as of March 31, 2014 and 2015. Transfers between levels of the fair value are recognized at the end of their respective reporting periods:

	Yen in millions
	March 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	311,582	401,546	—	713,128
Marketable securities and other securities investments
Public and corporate bonds	5,234,856	920,975	9,092	6,164,923
Common stocks	1,997,196	—	—	1,997,196
Other	54,383	517,950	—	572,333
Derivative financial instruments	—	220,160	7,544	227,704

Total	7,598,017	2,060,631	16,636	9,675,284

Liabilities
Derivative financial instruments	—	(175,645)	—	(175,645)

Total	—	(175,645)	—	(175,645)

	Yen in millions
	March 31, 2015
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	145,923	348,487	—	494,410
Marketable securities and other securities investments
Public and corporate bonds	6,129,824	1,038,810	12,317	7,180,951
Common stocks	2,704,814	—	—	2,704,814
Other	61,538	369,184	—	430,722
Derivative financial instruments	—	338,310	1,010	339,320

Total	9,042,099	2,094,791	13,327	11,150,217

Liabilities
Derivative financial instruments	—	(360,731)	—	(360,731)

Total	—	(360,731)	—	(360,731)

Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2013, 2014 and 2015:

	Yen in millions
	For the year ended March 31, 2013
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	1,684	4,739	6,423
Total gains (losses)
Included in income (loss)	24	2,118	2,142
Included in other comprehensive income (loss)	58	—	58
Purchases and issuances	3,607	—	3,607
Settlements	(1,563)	(2,343)	(3,906)
Other	3,079	613	3,692

Balance at end of year	6,889	5,127	12,016

	Yen in millions
	For the year ended March 31, 2014
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	6,889	5,127	12,016
Total gains (losses)
Included in income (loss)	(28)	3,460	3,432
Included in other comprehensive income (loss)	(228)	—	(228)
Purchases and issuances	2,575	—	2,575
Settlements	(1,555)	(1,579)	(3,134)
Other	1,439	536	1,975

Balance at end of year	9,092	7,544	16,636

	Yen in millions
	For the year ended March 31, 2015
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	9,092	7,544	16,636
Total gains (losses)
Included in income (loss)	(33)	(5,953)	(5,986)
Included in other comprehensive income (loss)	227	—	227
Purchases and issuances	4,055	—	4,055
Settlements	(2,914)	(1,169)	(4,083)
Other	1,890	588	2,478

Balance at end of year	12,317	1,010	13,327